Revenue	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Revenue

Note 4—Revenue

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(EUR’000)		(EUR’000)
Revenue from the rendering of services	1,873	18	7,287	46
License income	1,338	—	1,338	—

Total revenue (1)	3,211	18	8,625	46

Revenue from external customers (geographical)
North America	3,211	18	8,625	46

Total revenue (1)	3,211	18	8,625	46

(1)	For the three and six months ended June 30, 2019, “Total revenue” includes deferred revenue from associate of €2,295 thousand, and €3,876 thousand, respectively.